As filed with the Securities and Exchange Commission on May 27, 2020

File No. 333-236081

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	[ ]

Post-Effective Amendment No. 1	[X]
(Check appropriate box or boxes)

INVESCO MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(713) 626-1919
(Registrant's Area Code and Telephone Number)

Jeffrey H. Kupor, Esquire
11 Greenway Plaza, Suite 1000, Houston, TX 77046
(Name and address of Agent for Service)

Copy to:

Joseph C. Benedetti, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
225 Liberty Street	2005 Market Street, Suite 2600
New York, NY 12081	Philadelphia, PA 19103-7018

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class R6 and Class Y shares of beneficial interest, without par value, of the Invesco Conservative Income Fund, a series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that the filing will go effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

Parts A and B of this Amendment are incorporated by reference to the electronic filing made on March 2, 2020, under Accession Number 0001193125-20-059190.

PART C

OTHER INFORMATION

Item 15.	Indemnification

Indemnification provisions for officers, trustees and employees of the Registrant are set forth in Article VIII of the Registrant’s Second Amended and Restated Agreement and Declaration of Trust, as amended, and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 16(1) and (2) below. Under the Second Amended and Restated Agreement and Declaration of Trust effective as of April 11, 2017, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors & Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $100,000,000 and an additional $40,000,000 of excess coverage (plus an additional $30,000,000 limit that applies to independent directors/trustees only).

Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Advisers, Inc. (Invesco) provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco or any of its officers, directors or employees, that Invesco shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco to any series of the Registrant shall not automatically impart liability on the part of Invesco to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 10 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the Sub-Advisory Contract) between Invesco, on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and separate Sub-Advisory Agreements with Invesco Capital Management LLC, and Invesco Asset Management (India) Private Limited (each a Sub-Adviser, collectively the Sub-Advisers) provides that the Sub-Adviser shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in the performance by the Sub-adviser of its duties or from reckless disregard by the Sub-Adviser of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

(1)		(a) Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (6)
.
(b) Amendment No. 1, dated April 2, 2018 to Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (8)

(c) Amendment No. 2, dated March 27, 2019 to Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (15)

(d) Amendment No. 3, dated September 17, 2019 to Second Amended and Restated Agreement and Declaration of Trust of Registrant, dated April 11, 2017. (15)

(2)		Amended and Restated Bylaws of Registrant, adopted effective October 26, 2016. (5)

(3)		Voting Trust Agreement - None

(4)		Agreement and Plan of Reorganization dated February 14, 2020. (17)

(5)
Articles II, VI, VII, VIII and IX of the Second Amended and Restated Agreement and Declaration of Trust, as amended and Articles IV, V and VI of the Amended and Restated By-Laws, both as filed define rights of holders of shares.

(6)	(a)	Master Investment Advisory Agreement, dated June 26, 2014, between Registrant and Invesco Advisers, Inc. (3)

(b)
(1) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated June 26, 2014, between Invesco Advisers, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (3)

(2) Termination Agreement dated January 16, 2015, between Invesco Advisers, Inc., and Invesco Australia Limited. (4)

(c)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (2)

(2) Amendment No. 1, dated July 30, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (2)

(3) Amendment No. 2, dated September 25, 2012, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (2)

(4) Amendment No. 3, dated February 25, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (2)

(5) Amendment No. 4, dated December 16, 2013, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (2)

(6) Amendment No. 5, dated April 22, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (2)

(7) Amendment No. 6, dated June 26, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (3)

(8) Amendment No. 7, dated October 14, 2014, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (3)

(9) Amendment No. 8, dated September 30, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (4)

(10) Amendment No. 9, dated December 21, 2015, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (5)

(11) Amendment No. 10, dated June 30, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (5)

(12) Amendment No. 11, dated July 1, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (5)

(13) Amendment No. 12, dated July 27, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (5)

(14) Amendment No. 13, dated October 28, 2016, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (5)

(15) Amendment No. 14, dated February 27, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (6)

(16) Amendment No. 15, dated April 11, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (6)

(17) Amendment No. 16, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (8)

(18) Amendment No. 17, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (8)

(19) Amendment No. 18, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco PowerShares Capital Management, LLC dated December 14, 2011. (9)

(20) Amendment No. 19, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (9)

(21) Amendment No. 20, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (10)

(22) Amendment No. 21, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (11)

(23) Amendment No. 22, dated October 30, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (12)

(24) Amendment No. 23, dated November 11, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Capital Management, LLC dated December 14, 2011. (13)

(e)	(1) Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (8)

(2) Amendment No. 1, dated December 15, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (8)

(3) Amendment No. 2, dated December 18, 2017, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (8)

(4) Amendment No. 3, dated April 30, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (9)

(5) Amendment No. 4, dated November 1, 2018, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (14)

(6) Amendment No. 5, dated May 24, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (10)

(7) Amendment No. 6, dated August 15, 2019, to the Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Management (India) Private Limited dated April 11, 2017. (11)

(8) Amendment No. 7, dated October 30, 2019, to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (13)

(9) Amendment No. 8, dated November 18, 2019, to Sub-Advisory Contract – Invesco Advisers, Inc. and Invesco Asset Management (India) Private Limited dated April 11, 2017. (13)

(7)	(a)	(1) Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (3)

(2) Amendment No. 1, dated October 14, 2014, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (3)

(3) Amendment No. 2, dated January 30, 2015, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (4)

(4) Amendment No. 3, dated April 30, 2015, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (4)

(5) Amendment No. 4, dated June 15, 2015, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (4)

(6) Amendment No. 5, dated September 30, 2015, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (4)

(7) Amendment No. 6, dated December 21, 2015, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(8) Amendment No. 7, dated February 26, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(9) Amendment No. 8, dated April 29, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(10) Amendment No. 9, dated June 20, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(11) Amendment No. 10, dated June 28, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(12) Amendment No. 11, dated July 1, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(13) Amendment No. 12, dated July 27, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(14) Amendment No. 13, dated October 28, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(15) Amendment No. 14, dated December 1, 2016, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (5)

(16) Amendment No. 15, dated February 27, 2017, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (6)

(17) Amendment No. 16, dated December 15, 2017, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (6)

(18) Amendment No. 17, dated December 18, 2017, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (8)

(19) Amendment No. 18, dated April 30, 2018, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (9)

(20) Amendment No. 19, dated July 26, 2018, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (9)

(21) Amendment No. 20, dated November 1, 2018, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (9)

(22) Amendment No. 21, dated May 24, 2019, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (15)

(23) Amendment No. 22, dated August 15, 2019, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (15)

(24) Amendment No. 23, dated October 30, 2019, to the Master Distribution Agreement by and between Registrant and Invesco Distributors, Inc. dated July 1, 2014. (12)

(25) Amendment No. 24, dated November 18, 2019, to the Master Distribution Agreement, dated July 1, 2014, by and between Registrant and Invesco Distributors, Inc. (12)

(8)	(a)	Form of Invesco Funds Retirement Plan for Eligible Trustees, as approved by the Board of Trustees on December 31, 2013. (4)

	(b)	(1) Form of Invesco Funds Trustee Deferred Compensation Agreement, as approved by Board of Directors/Trustees on December 31, 2011. (4)

(2) Form of Amendment to Form of Invesco Funds Trustee Deferred Compensation Agreement. (4)

(9)		Custody Agreement between Registrant and The Bank of New York Mellon dated August 30, 2018. (9)

(10)	(a)
(1) Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(2) Amendment No. 1, dated July 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(3) Amendment No. 2, dated July 27, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(4) Amendment No. 3, dated September 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(5) Amendment No. 4, dated October 28, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(6) Amendment No. 5, dated December 1, 2016, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(7) Amendment No. 6, dated February 27, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(8) Amendment No. 7, dated June 9, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(9) Amendment No. 8, dated December 15, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(10) Amendment No. 9, dated December 18, 2017, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (8)

(11) Amendment No. 10, dated April 2, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (9)

(12) Amendment No. 11, dated April 30, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (9)

(13) Amendment No. 12, dated July 26, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (9)

(14) Amendment No. 13, dated November 1, 2018, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (9)

(15) Amendment No. 14, dated May 24, 2019, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (11)

(16) Amendment No. 15, dated September 17, 2019, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (12)

(17) Amendment No. 16, dated October 30, 2019, to the Third Amended and Restated Distribution Plan Class A, A2, C, Investor Class, P, R, S, T, Series II Shares, Cash Reserve Shares and Classes of Shares of Short-Term Investments Trust (Compensation), effective as of July 1, 2016. (12)

(11)		Opinion and Consent of Stradley Ronon Stevens & Young, LLP. (16)

(12)		Opinions dated April 17, 2020 and May 15, 2020 of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (18)

(13)	(a)	Transfer Agency and Service Agreement, dated June 26, 2014, between Registrant and Invesco Investment Services, Inc. (3)

	(b)	(1) Master Administrative Services Agreement, dated June 26, 2014, between Registrant and Invesco Advisers, Inc. (3)

(2) Amendment No. 1, dated January 1, 2019, to the Master Administrative Services Agreement, dated June 26, 2014, between Registrant and Invesco Advisers, Inc. (15)

	(c)	Eighth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated July 1, 2014, between Registrant and Invesco Advisers, Inc. (3)

	(d)	Memorandum of Agreement regarding expense limitations, dated December 9, 2019, between Registrant and Invesco Advisers, Inc. (13)

	(e)	Memorandum of Agreement regarding advisory fee waivers, dated July 1, 2019, between Registrant and Invesco Advisers, Inc. (11)

(14)		(a) Consent of Pricewaterhouse Coopers LLP. (17)

(b) Consent of KPMG LLP. (17)

(15)		Omitted Financial Statements – Not Applicable.

(16)		Power of Attorney. (16)

(17)	(a)	(1) Agreement, dated June 11, 2014, concerning Initial Capitalization Investment of Registrant’s Invesco Conservative Income Fund. (3)

(2) Initial Capitalization Agreement between the Registrant and Invesco Advisers, Inc. (5)

	(b)	(1) Invesco Advisers, Inc. Code of Ethics amended January 1, 2019, relating to Invesco Advisers, Inc. and any of its subsidiaries. (15)

(2) Invesco UK Code of Ethics, dated February 1, 2019, relating to Invesco Asset Management Limited. (15)

(3) Invesco Ltd. Code of Conduct, dated October 2019, relating to Invesco Asset Management (Japan) Limited. (13)

(4) Invesco Hong Kong Limited Code of Ethics dated November 2018, relating to Invesco Hong Kong Limited. (9)

(5) Invesco Ltd. Code of Conduct, dated October 2019, relating to Invesco Canada. (13)

(6) Invesco EMEA (ex UK) Employees Code of Ethics dated 2018, relating to Invesco Asset Management Deutschland (GmbH). (9)

(7) Invesco Senior Secured Management Code of Ethics Policy revised August 2018 and Invesco Advisers, Inc. Code of Ethics, amended January 1, 2019. (15)

(8) Invesco Capital Management, LLC (formerly Invesco PowerShares Capital Management, LLC) Code of Ethics amended January 1, 2019. (14)

`
(9) Invesco Asset Management (India) PVT. LTD. Personal Trading Policy amended June 30, 2018 and Invesco Ltd. Code of Conduct dated October 2019 relating to Invesco Asset Management (India) PVT. LTD. (13)

(1)	Incorporated by reference to Registrant’s Initial Registration Statement filed on April 11, 2014.
(2)	Incorporated herein by reference to Pre-Effective Amendment No. 1 filed electronically on June 20, 2014.
(3)	Incorporated herein by reference to Post-Effective Amendment No. 2 filed electronically on December 17, 2014.
(4)	Incorporated herein by reference to Post-Effective Amendment No. 4 filed electronically on December 16, 2015.
(5)	Incorporated herein by reference to Post-Effective Amendment No. 6 filed electronically on December 14, 2016.
(6)	Incorporated herein by reference to Post-Effective Amendment No. 8 filed electronically on December 13, 2017.
(7)	Incorporated herein by reference to Post-Effective Amendment No. 10 filed electronically on January 30, 2018.
(8)	Incorporated herein by reference to Post-Effective Amendment No. 11 filed electronically on March 30, 2018.
(9)	Incorporated herein by reference to Post-Effective Amendment No. 13 filed electronically on December 19, 2018.
(10)	Incorporated by reference to PEA No. 178 to AIM Investment Funds (Invesco Investment Funds) Registration Statement on Form N-1A, filed on September 26, 2019.
(11)	Incorporated by reference to PEA No. 91 to AIM Investment Securities Funds (Invesco Investment Securities Funds) Registration Statement on Form N-1A, filed on September 26, 2019.
(12)	Incorporated by reference to PEA No. 135 to AIM Equity Funds (Invesco Equity Funds) Registration Statement on Form N-1A, filed on November 21, 2019.
(13)	Incorporated by reference to PEA No. 154 to AIM Growth Series (Invesco Growth Series) Registration Statement on Form N-1A, filed on December 9, 2019.
(14)	Incorporated by reference to PEA No. 112 to AIM Sector Funds (Invesco Sector Funds) Registration Statement on Form N-1A, filed on October 25, 2019.
(15)	Incorporated herein by reference to Post-Effective Amendment No. 15, filed electronically on December 9, 2019.
(16)	Incorporated herein by reference to Form N-14, filed electronically on January 24, 2020.
(17)	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed electronically on February 20, 2020.
(18)	Filed herewith electronically.

Item 17.	Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CRF 203.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 27th day of May, 2020.

Registrant:	INVESCO MANAGEMENT TRUST

	By:	/s/ Sheri Morris
Sheri Morris, President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Sheri Morris	President & Treasurer	May 27, 2020
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	May 27, 2020
(David C. Arch)

/s/ Beth Ann Brown*	Trustee	May 27, 2020
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	May 27, 2020
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	May 27, 2020
(Jack M. Fields)

/s/ Martin L. Flanagan*	Vice Chair & Trustee	May 27, 2020
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	May 27, 2020
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	May 27, 2020
(Eli Jones)

/s/ Elizabeth Krentzman*	Trustee	May 27, 2020
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.*	Trustee	May 27, 2020
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	May 27, 2020
(Prema Mathai-Davis)

/s/ Joel W. Motley*	Trustee	May 27, 2020
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	May 27, 2020
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	May 27, 2020
(Ann Barnett Stern)

/s/ Robert C. Troccoli*	Trustee	May 27, 2020
(Robert C. Troccoli)

/s/ Daniel S. Vandivort*	Trustee	May 27, 2020
(Daniel S. Vandivort)

/s/ James D. Vaughn*	Trustee	May 27, 2020
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	May 27, 2020
(Christopher L. Wilson)
/s/ Kelli Gallegos	Vice President & Assistant Treasurer (Principal Financial Officer)	May 27, 2020
(Kelli Gallegos)

By:	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to power of attorney filed in the Registrant’s Form N-14 on January 24, 2020.

INDEX

Exhibit	Description
12	Opinions dated April 17, 2020 and May 15, 2020 of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders